Consolidated Balance Sheet - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 3,053	$ 2,398
Marketable securities - current	1,076	280
Accounts receivable - net of allowances of $103 and $88	4,911	4,392
Inventories
Finished goods	1,915	1,629
Work in process	1,218	1,039
Raw materials and supplies	901	717
Total inventories	4,034	3,385
Prepaids	937	821
Other current assets	266	450
Total current assets	14,277	11,726
Property, plant and equipment	24,914	23,499
Less: Accumulated depreciation	(16,048)	(14,983)
Property, plant and equipment - net	8,866	8,516
Goodwill	10,513	9,166
Intangible assets - net	2,936	2,320
Other assets	1,395	1,178
Total assets	37,987	32,906
Current liabilities
Short-term borrowings and current portion of long-term debt	1,853	972
Accounts payable	1,945	1,798
Accrued payroll	870	678
Accrued income taxes	310	299
Other current liabilities	2,709	2,472
Total current liabilities	7,687	6,219
Long-term debt	12,096	10,678
Pension and postretirement benefits	3,620	4,018
Other liabilities	2,962	1,648
Total liabilities	26,365	22,563
Commitments and contingencies (Note 15)
3M Company shareholders' equity:
Common stock par value, $.01 par value, shares outstanding 594,884,237 and 596,726,278, December 31, 2017 and December 31, 2016, respectively	9	9
Additional paid-in capital	5,352	5,061
Retained earnings	39,115	37,907
Treasury stock	(25,887)	(25,434)
Accumulated other comprehensive income (loss)	(7,026)	(7,245)
Total 3M Company shareholders' equity	11,563	10,298
Noncontrolling interest	59	45
Total equity	11,622	10,343
Total liabilities and equity	$ 37,987	$ 32,906